Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of reconciliation of income tax recovery computed statutory rates [Table Text Block]
		Years ended December 31
	2023	2022	2021
(Earnings) Loss before income taxes	$17,502	$(24,721)	$20,625
Canadian federal and provincial income tax rates	27%	27%	27%
Expected income tax expense (recovery)	(4,725)	6,675	(5,569)
Increase (decrease) in income tax recovery resulting from:
Share-based compensation	432	448	552
Share issuance costs	(246)	(37)	(60)
Adjustment to tax estimates	934	114	1,170
Amortization of flow-through share premium	(903)	(844)	(1,220)
Flow-through expenditures renunciation	1,995	1,934	2,856
Difference in future and foreign tax rates	42	81	(172)
Sale of Homestake Resource Corporation	-	(3,021)	-
Other	503	497	(2,948)
Increase (decrease) in unrecognized tax asset	1,679	(6,034)	1,556
Income tax expense (recovery)	$(289)	$(187)	$(3,835)

Disclosure of components of deferred income tax assets and liabilities [Table Text Block]
	December 31 2022	Net loss	December 31 2023
Deferred income tax assets
Non-capital losses carried forward	$13,635	$557	$14,192
Capital losses carried forward	73	(18)	55
Share issuance costs and CEC	317	39	356
Investments	22	76	98
Investments in associates	633	839	1,472
Site reclamation obligations	1,145	61	1,206
Property and equipment	427	52	479
Mineral property interests	4,973	30	5,003
Capital lease obligation	104	(43)	61
	21,329	1,594	22,923
Deferred income tax liabilities
Property and equipment	(53)	29	(24)
Mineral property interests	(545)	28	(517)
Investments	(28)	28	-
Net deferred tax assets	20,702	1,679	22,381
Unrecognized deferred tax assets	(20,702)	(1,679)	(22,381)
Net deferred tax balance	$-	$-	$-

	December 31 2021	Net loss	December 31 2022
Deferred income tax assets
Non-capital losses carried forward	$21,032	$(7,397)	$13,635
Capital losses carried forward	183	(110)	73
Share issuance costs and CEC	552	(235)	317
Investments	18	4	22
Investments in associates	-	633	633
Site reclamation obligations	1,121	24	1,145
Property and equipment	376	51	427
Mineral property interests	5,001	(28)	4,973
Capital lease obligation	124	(20)	104
Other	63	(63)	-
	28,470	(7,141)	21,329
Deferred income tax liabilities
Property and equipment	(86)	33	(53)
Mineral property interests	(1,606)	1,061	(545)
Investments	(42)	14	(28)
Net deferred tax assets	26,736	(6,034)	20,702
Unrecognized deferred tax assets	(26,736)	6,034	(20,702)
Net deferred tax balance	$-	$-	$-

	December 31 2020	Net loss	December 31 2021
Deferred income tax assets
Non-capital losses carried forward	$19,846	$1,186	21,032
Capital losses carried forward	82	101	183
Share issuance costs and CEC	833	(281)	552
Investments	44	(26)	18
Site reclamation obligations	1,137	(16)	1,121
Property and equipment	312	64	376
Mineral property interests	3,985	1,016	5,001
Capital lease obligation	66	58	124
Other	-	63	63
	26,305	2,165	28,470
Deferred income tax liabilities
Property and equipment	(52)	(34)	(86)
Mineral property interests	(877)	(729)	(1,606)
Investments	(196)	154	(42)
Net deferred tax assets	25,180	1,556	26,736
Unrecognized deferred tax assets	(25,180)	(1,556)	(26,736)
Net deferred tax balance	$-	$-	$-